UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01874
                                                    --------------------------

                  Principal Capital Value Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

               711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                  (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (99.46%)
AEROSPACE & DEFENSE (0.89%)
                                                                     $
 Northrop Grumman                                  58,670               3,043,800
AEROSPACE & DEFENSE EQUIPMENT (2.36%)
 DRS Technologies /1/                              25,000               1,015,000
 General Dynamics                                  30,830               3,183,198
 United Technologies                               38,750               3,901,350
                                                                        8,099,548
APPAREL MANUFACTURERS (0.30%)
 Polo Ralph Lauren                                 26,380               1,027,501
APPLICATIONS SOFTWARE (1.28%)
 Microsoft                                        166,400               4,372,992
ATHLETIC FOOTWEAR (0.55%)
 Nike                                              21,800               1,888,534
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.48%)
 Paccar                                            23,421               1,654,928
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 Autoliv                                           26,900               1,268,335
BEVERAGES-WINE & SPIRITS (0.43%)
 Brown-Forman                                      30,300               1,461,369
BUILDING-RESIDENTIAL & COMMERCIAL (1.44%)
 DR Horton                                         40,800               1,623,024
 MDC Holdings                                      21,931               1,596,577
 Pulte                                             25,780               1,703,542
                                                                        4,923,143
CABLE TV (0.71%)
 Comcast /1/                                       75,960               2,445,152
CHEMICALS-SPECIALTY (1.29%)
 Cabot                                             40,000               1,400,000
 Eastman Chemical                                  25,000               1,353,750
 Sigma-Aldrich                                     26,500               1,665,525
                                                                        4,419,275
COMMERCIAL BANKS (1.67%)
 BB&T                                              56,500               2,230,055
 North Fork Bancorp                                67,500               1,937,250
 UnionBanCal                                       25,280               1,556,742
                                                                        5,724,047
COMPUTER AIDED DESIGN (0.32%)
 Autodesk                                          36,900               1,083,753
COMPUTERS (1.85%)
 Hewlett-Packard                                   88,300               1,729,797
 International Business Machines                   49,460               4,620,553
                                                                        6,350,350
COMPUTERS-INTEGRATED SYSTEMS (0.59%)
 Brocade Communications Systems
  /1/                                             145,100                 899,620
 NCR /1/                                           33,000               1,127,940
                                                                        2,027,560
COMPUTERS-MEMORY DEVICES (0.55%)
 EMC /1/                                          145,200               1,902,120
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.41%)
                                                                     $
 Scotts /1/                                        20,700               1,406,772
CONTAINERS-METAL & GLASS (0.44%)
 Ball                                              35,260               1,506,307
COSMETICS & TOILETRIES (1.05%)
 Gillette                                          30,700               1,557,104
 Procter & Gamble                                  38,280               2,037,644
                                                                        3,594,748
DIRECT MARKETING (0.42%)
 Harte-Hanks                                       54,490               1,441,261
DIVERSIFIED MANUFACTURING OPERATIONS (5.69%)
 Eaton                                             25,300               1,720,147
 General Electric                                 492,588              17,797,204
                                                                       19,517,351
ELECTRIC PRODUCTS-MISCELLANEOUS (0.80%)
 Emerson Electric                                  40,600               2,729,944
ELECTRIC-INTEGRATED (4.44%)
 Constellation Energy Group                        39,930               1,996,500
 Duke Energy                                      120,600               3,230,874
 Edison International                              72,900               2,367,063
 Exelon                                            60,560               2,679,780
 PPL                                               27,600               1,490,400
 TXU                                               49,740               3,442,008
                                                                       15,206,625
ENGINES-INTERNAL COMBUSTION (0.47%)
 Cummins Engine                                    20,700               1,607,769
FINANCE-AUTO LOANS (0.30%)
 WFS Financial /1/                                 20,400               1,018,980
FINANCE-COMMERCIAL (0.54%)
 CIT Group                                         46,146               1,862,914
FINANCE-CREDIT CARD (1.08%)
 Capital One Financial                             20,280               1,587,519
 MBNA                                              79,190               2,104,870
                                                                        3,692,389
FINANCE-INVESTMENT BANKER & BROKER (9.58%)
 Bear Stearns                                      23,500               2,374,910
 Citigroup /2/                                    265,580              13,026,699
 Goldman Sachs Group                               37,120               4,003,392
 Lehman Brothers Holdings                          39,517               3,603,555
 Merrill Lynch                                     84,720               5,089,131
 Morgan Stanley                                    84,690               4,739,252
                                                                       32,836,939
FINANCIAL GUARANTEE INSURANCE (0.97%)
 Ambac Financial Group                             21,600               1,660,608
 MGIC Investment                                   26,000               1,661,400
                                                                        3,322,008
FOOD-FLOUR & GRAIN (0.79%)
 Archer Daniels Midland                           111,540               2,699,268
FOOD-MEAT PRODUCTS (0.35%)
 Hormel Foods                                      38,200               1,203,300
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (1.00%)
                                                                     $
 Energen                                           31,870               1,868,857
 ONEOK                                             56,800               1,573,360
                                                                        3,442,217
HOTELS & MOTELS (0.54%)
 Starwood Hotels & Resorts
  Worldwide                                        32,100               1,858,269
HUMAN RESOURCES (0.55%)
 Robert Half International                         62,712               1,902,682
INSTRUMENTS-SCIENTIFIC (0.31%)
 Applied Biosystems Group                          53,130               1,065,257
INTERNET SECURITY (0.35%)
 Symantec /1/                                      51,200               1,195,520
MACHINERY TOOLS & RELATED PRODUCTS (0.49%)
 Lincoln Electric Holdings                         52,160               1,676,944
MACHINERY-FARM (0.66%)
 Deere                                             32,710               2,271,055
MEDICAL PRODUCTS (0.50%)
 Zimmer Holdings /1/                               21,890               1,726,027
MEDICAL-BIOMEDICAL/GENE (0.41%)
 Affymetrix /1/ /3/                                33,820               1,392,031
MEDICAL-HMO (1.14%)
 Aetna                                             17,010               2,161,121
 WellPoint /1/                                     14,300               1,737,450
                                                                        3,898,571
METAL PROCESSORS & FABRICATION (0.40%)
 Worthington Industries                            67,500               1,382,400
METAL-ALUMINUM (0.52%)
 Century Aluminum /1/ /3/                          71,770               1,788,508
METAL-COPPER (0.32%)
 Southern Peru Copper /3/                          23,300               1,097,197
MISCELLANEOUS INVESTING (2.65%)
 Archstone-Smith Trust                             41,610               1,427,223
 CenterPoint Properties Trust                      32,200               1,366,890
 Kimco Realty                                      30,400               1,610,592
 Prologis Trust                                    38,000               1,449,320
 Simon Property Group                              36,800               2,182,240
 Ventas                                            40,510               1,037,056
                                                                        9,073,321
MONEY CENTER BANKS (5.09%)
 Bank of America                                  252,122              11,690,897
 JP Morgan Chase                                  154,220               5,757,033
                                                                       17,447,930
MULTI-LINE INSURANCE (3.68%)
 American International Group                      16,100               1,067,269
 Cigna                                             23,700               1,901,925
 Hartford Financial Services Group                 36,800               2,476,272
 HCC Insurance Holdings                            34,700               1,140,589
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 MetLife                                           66,640            $  2,648,940
 Prudential Financial                              62,700               3,380,157
                                                                       12,615,152
MULTIMEDIA (3.14%)
 McGraw-Hill                                       21,060               1,905,930
 Time Warner /1/                                  280,970               5,057,460
 Walt Disney                                      132,200               3,784,886
                                                                       10,748,276
NETWORKING PRODUCTS (0.29%)
 Network Appliance /1/                             31,600               1,006,144
OIL COMPANY-EXPLORATION & PRODUCTION (1.72%)
 Apache                                            53,830               2,929,428
 Devon Energy                                      73,140               2,974,604
                                                                        5,904,032
OIL COMPANY-INTEGRATED (9.73%)
 ChevronTexaco                                     84,740               4,609,856
 ConocoPhillips                                    58,750               5,451,412
 Exxon Mobil /2/                                  384,003              19,814,555
 Occidental Petroleum                              59,249               3,458,957
                                                                       33,334,780
OPTICAL SUPPLIES (0.49%)
 Bausch & Lomb                                     23,110               1,684,488
PAPER & RELATED PRODUCTS (0.58%)
 Georgia-Pacific                                   62,170               1,995,657
PIPELINES (0.51%)
 Questar                                           34,175               1,736,090
POULTRY (0.36%)
 Pilgrims Pride                                    34,920               1,220,803
PROPERTY & CASUALTY INSURANCE (1.23%)
 Chubb                                             28,300               2,107,784
 First American                                    32,800               1,212,944
 State Auto Financial                              33,300                 881,784
                                                                        4,202,512
PUBLISHING-NEWSPAPERS (0.30%)
 Washington Post                                    1,130               1,033,385
RECYCLING (0.43%)
 Metal Management /1/                              55,426               1,493,176
REGIONAL BANKS (6.40%)
 Comerica                                          35,460               2,051,715
 KeyCorp                                           75,140               2,511,179
 National City                                     65,900               2,342,745
 SunTrust Banks                                    46,900               3,377,738
 U.S. Bancorp                                      35,100               1,054,755
 Wachovia                                         123,020               6,747,647
 Wells Fargo                                       62,840               3,852,092
                                                                       21,937,871
RETAIL-APPAREL & SHOE (0.46%)
 Nordstrom                                         32,700               1,577,775
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.84%)
 Costco Wholesale                                  60,600            $  2,864,562
RETAIL-MAJOR DEPARTMENT STORE (0.74%)
 J.C. Penney                                       59,200               2,529,024
RETAIL-REGIONAL DEPARTMENT STORE (0.36%)
 Neiman Marcus Group                               18,280               1,222,932
RETAIL-RESTAURANTS (1.78%)
 McDonald's                                       134,160               4,345,442
 Yum! Brands                                       37,670               1,746,005
                                                                        6,091,447
TELECOMMUNICATION SERVICES (0.43%)
 Premiere Global Services /1/                     148,500               1,459,755
TELEPHONE-INTEGRATED (4.52%)
 AT&T                                             141,100               2,707,709
 BellSouth                                        127,600               3,348,224
 SBC Communications                               234,030               5,560,553
 Verizon Communications                           108,392               3,857,671
                                                                       15,474,157
TOBACCO (2.84%)
 Altria Group                                      85,250               5,441,508
 Loews - Carolina Group                            52,800               1,657,392
 Reynolds American                                 32,800               2,637,776
                                                                        9,736,676
TRANSPORT-AIR FREIGHT (0.42%)
 CNF                                               30,380               1,425,126
TRANSPORT-RAIL (0.87%)
 Burlington Northern Santa Fe                      61,600               2,967,888
                                     TOTAL COMMON STOCKS              340,818,619

                                    Principal

                                    Amount                               Value

-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.71%)
FINANCE-OTHER SERVICES (0.71%)
 Investment in Joint Trading
  Account;                HSBC
  Funding
                                               $                     $
  2.50%; 02/01/05                               2,447,916               2,447,916
                                  TOTAL COMMERCIAL PAPER                2,447,916


                                    Maturity
                                    Amount                               Value

-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.68%)
 Lehman Brothers; 2.42%; dated
  01/31/05 maturing 02/01/05
  (collateralized by U.S.
  Treasury; $2,357,913; 11/15/06)
  /4/                                          $2,329,157            $  2,329,000
                             TOTAL REPURCHASE AGREEMENTS                2,329,000
                                                                     ------------

                   TOTAL PORTFOLIO INVESTMENTS (100.85%)              345,595,535
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-0.85%)                                                              (2,928,925)
                              TOTAL NET ASSETS (100.00%)             $342,666,610
                                                                     ---------------

                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
4 Russell 1000    Buy        $1,285,896    $1,269,000     $(16,896)
March, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $22,632,600 or 6.60% of net assets.
/3 /Security or a portion of the security was on loan at the end of the period. /4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 34,583,545
Unrealized Depreciation                        (4,626,681)
                                             ------------
Net Unrealized Appreciation (Depreciation)     29,956,864
Cost for federal income tax purposes         $315,638,671


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Capital Value Fund, Inc.
                     -----------------------------------------------------------



By           /s/Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------